STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at the beginning of the period (in shares)	1,361,111	1,588,143
Granted (in shares)		289,518
Exercised (in shares)	(390,972)	(178,223)
Forfeited (in shares)	(195,938)	(338,327)
Outstanding at the end of the period (in shares)	774,201	1,361,111	1,588,143
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 17.27	$ 18.14
Granted (in dollars per share)		13.01
Exercised (in dollars per share)	13.76	11.36
Forfeited (in dollars per share)	21.37	21.95
Outstanding at the end of the period (in dollars per share)	$ 18.16	$ 17.27	$ 18.14
Weighted Average Remaining Contractual Life
Outstanding	1 year 6 months	2 years 4 months 24 days	2 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 1,986	$ 1,399	$ 30
Exercised	$ 1,459	$ 497